Offerings	Feb. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1,000,000,000 3.150% Global Notes due 2030
Amount Registered | shares	1,079,500,000
Proposed Maximum Offering Price per Unit	0.99885
Maximum Aggregate Offering Price	$ 1,078,258,575
Fee Rate	0.01531%
Amount of Registration Fee	$ 165,081.39
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”), based upon a
Euro-to-U.S.
dollar exchange rate of €1 to $1.0795 as of March 24, 2025, the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form
S-3ASR
(SEC File
No. 333-
285413) filed on February 28, 2025.

(2)	Pursuant to Rule 424(g)(2) and General Instruction II.F to Form S-3, this prospectus supplement shall be deemed a final prospectus for purposes of the offering of the securities described herein.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1,000,000,000 3.600% Global Notes due 2033
Amount Registered | shares	1,079,500,000
Proposed Maximum Offering Price per Unit	0.99835
Maximum Aggregate Offering Price	$ 1,077,718,825
Fee Rate	0.01531%
Amount of Registration Fee	$ 164,998.75
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”), based upon a
Euro-to-U.S.
dollar exchange rate of €1 to $1.0795 as of March 24, 2025, the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form
S-3ASR
(SEC File
No. 333-
285413) filed on February 28, 2025.

(2)	Pursuant to Rule 424(g)(2) and General Instruction II.F to Form S-3, this prospectus supplement shall be deemed a final prospectus for purposes of the offering of the securities described herein.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	750,000,000 4.050% Global Notes due 2037
Amount Registered | shares	809,625,000
Proposed Maximum Offering Price per Unit	0.99888
Maximum Aggregate Offering Price	$ 808,718,220
Fee Rate	0.01531%
Amount of Registration Fee	$ 123,814.76
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”), based upon a
Euro-to-U.S.
dollar exchange rate of €1 to $1.0795 as of March 24, 2025, the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form
S-3ASR
(SEC File
No. 333-
285413) filed on February 28, 2025.

(2)	Pursuant to Rule 424(g)(2) and General Instruction II.F to Form S-3, this prospectus supplement shall be deemed a final prospectus for purposes of the offering of the securities described herein.